Treasury Risk Management - Impact of Interest Rate Swaps and Cross-Currency Swaps (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Impact Of Interest Rate Swaps And Cross Currency Swaps [Line Items]
Cash and cash equivalents	€ 3,317	€ 3,382
Current other financial assets	770	599
Current financial liabilities	(7,968)	(5,450)
Non-current financial liabilities	16,462	11,145
Fixed and Floating Interest Rate [Member]
Disclosure Of Impact Of Interest Rate Swaps And Cross Currency Swaps [Line Items]
Cash and cash equivalents	3,317	3,382
Current other financial assets	770	599
Current financial liabilities	(7,968)	(5,450)
Non-current financial liabilities	(16,462)	(11,145)
Net debt	(20,343)	(12,614)
Fixed rate (weighted average amount of fixing for the following year)	€ (16,216)	€ (11,539)